Loans and Allowance for Credit Losses - Nonaccrual Loans by Loan Category (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with no ACL	$ 618	$ 676	$ 707
Total nonaccrual loans	2,086	1,581	1,723
Interest income recognized year to date on nonaccrual loans	11	0	16
Commercial and Industrial [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with no ACL			0
Total nonaccrual loans			1
Interest income recognized year to date on nonaccrual loans			0
Consumer Portfolio Segment [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with no ACL	0
Total nonaccrual loans	4
Interest income recognized year to date on nonaccrual loans	0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with no ACL	356
Total nonaccrual loans	356
Interest income recognized year to date on nonaccrual loans	9
Residential Portfolio Segment [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with no ACL	262	676	707
Total nonaccrual loans	1,726	1,581	1,722
Interest income recognized year to date on nonaccrual loans	$ 2	$ 0	$ 16